SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN STATUTORY TAX RATE AND THE EFFECTIVE TAX RATE (Details)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Statutory income tax rate 25.0%		25.00%	25.00%	25.00%
Permanent differences		(1.10%)	(3.30%)	(42.00%)
Effect of different tax rate	[1]	(5.50%)	36.70%	12.40%
Change of valuation allowance		(18.30%)	(58.10%)	4.80%
Effective tax rate		0.10%	0.30%	0.20%

[1]	The effect of different tax rate is attributed to varying rates in other jurisdictions where the Group is established, such as the Cayman Islands or Hong Kong, and the preferential tax rate certain entities in the Group enjoys.